FORM N-SAR
ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:  ____/____/____                    (a)

or fiscal year ending:                                           12/31/10              (b)

Is this a transition report? (Y/N)                                                      N

Is this an amendment to a previous filing? (Y/N)                               N

Those items or sub-items with a box “o ” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.      A.      Registrant Name: Transamerica Separate Account Advantage R3

B.      File Number: 811-22407

C.      Telephone Number: 319-355-6115

2.      A.      Street: 4333 Edgewood Road NE

B.      City: Cedar Rapids                                C. State: Iowa                                      D. Zip Code 52499                                   Zip Ext:

E.      Foreign Country:                                                                           Foreign Postal Code:

3.      Is this the first filing on this form by Registrant? (Y/N) Y

4.      Is this the last filing on this form by Registrant? (Y/N) N

5.      Is Registrant a small business investment company (SBIC)? (Y/N) N
[If answer is “Y” (Yes), complete only items 89 through 110.]

6.      Is Registrant a unit investment trust (UIT)? (Y/N) Y
[If answer if “Y” (Yes), complete only items 111 through 132.]

7.      A.         Is Registrant a series or multiple portfolio company? (Y/N)
[If answer is “N” (No), go to item 8.]

B.         How many separate series or portfolios did Registrant have at the end of the period?

01

If filing more than one
Page 2, “X” box:  ❒

For period ending: 12/31/10
File number: 811-22407

C.
List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1.  USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THE FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM.  CORNER OF THE SCREENS SUBMITTED IN THE FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM.  THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

Is this the
  Series                                                                                                                       last filing
Number     ___________________Series Name______________________________________ for this series?

1                                                                                                                     (Y/N)

(NOTE:  See item D(8) of the general instructions to the form for information on how to complete the form for series companies)

02

Series Information Block
This page being filed for
All Series:                  ❒
Series No.:__________
If filing more than one
Page 3, “X” box:    ❒

For period ending: 12/31/10
File number: 811-22407

8.   A.         ❒  Adviser Name (If any): ______________________________________________________________

B.         ❒  Is this an Adviser or a Sub-Adviser? (A or S): _____________

C.         ❒  File Number:  801 - _______________________

D.         ❒  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

     Foreign Country: __________________________ Foreign Postal Code: _______________________

8.   A.         ❒  Adviser Name (If any): _____________________________________________________________

B.         ❒  Is this an Adviser or a Sub-Adviser? (A or S): _____________

C.         ❒  File Number:  801 - _______________________

D.         ❒  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

     Foreign Country: __________________________ Foreign Postal Code: _______________________

8.   A.         ❒  Adviser Name (If any): _____________________________________________________________

B.         ❒  Is this an Adviser or a Sub-Adviser? (A or S): _____________

C.         ❒  File Number:  801 - _______________________

D.         ❒  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

     Foreign Country: __________________________ Foreign Postal Code: _______________________

THE NEXT ITEM NUMBER IS 10.

03

Series Information Block
This page being filed for
All Series:                  ❒
Series No.:__________
If filing more than one
Page 4, “X” box:      ❒

For period ending: 12/31/10
File number: 811-22407

ADMINISTRATOR

10. A.         ❒  Administrator Name (If any): _________________________________________________________

B.         ❒  File Number (If any): _______________________

C.         ❒  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

     Foreign Country: __________________________ Foreign Postal Code: _______________________

10. A.         ❒  Administrator Name (If any): _________________________________________________________

B.         ❒  File Number (If any): _______________________

C.         ❒  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

     Foreign Country: __________________________ Foreign Postal Code: _______________________

10. A.         ❒  Administrator Name (If any): _________________________________________________________

B.         ❒  File Number (If any): _______________________

C.         ❒  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

     Foreign Country: __________________________ Foreign Postal Code: _______________________

10. A.         ❒  Administrator Name (If any): _________________________________________________________

B.         ❒  File Number (If any): _______________________

C.         ❒  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

     Foreign Country: __________________________ Foreign Postal Code: _______________________

04

Series Information Block
This page being filed for
All Series:                  ❒
Series No.:__________
If filing more than one
Page 5, “X” box:      ❒

For period ending: 12/31/10
File number: 811-22407

PRINCIPAL UNDERWRITER

11. A.        ❒  Underwriter Name (If any): __________________________________________________________

B.        ❒  File Number: 8 - _______________________

C.        ❒  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

     Foreign Country: __________________________ Foreign Postal Code: _______________________

11. A.         ❒  Underwriter Name (If any): __________________________________________________________

B.         ❒  File Number: 8 - _______________________

C.         ❒  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

     Foreign Country: __________________________ Foreign Postal Code: _______________________

11. A.         ❒  Underwriter Name (If any): __________________________________________________________

B.         ❒ File Number: 8 - _______________________

C.         ❒ City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

     Foreign Country: __________________________ Foreign Postal Code: _______________________

11. A.         ❒  Underwriter Name (If any): __________________________________________________________

B.         ❒  File Number: 8 - _______________________

C.         ❒  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

     Foreign Country: __________________________ Foreign Postal Code: _______________________

05

Series Information Block
This page being filed for
All Series:               ❒
Series No.:__________
If filing more than one
Page 6, “X” box:  ❒

For period ending: 12/31/10
File number: 811-22407

SHAREHOLDER SERVICING AGENT

12. A.         ❒  Agent Name (If any): _______________________________________________________________

B.         ❒  File Number (If any): _______________________

C.         ❒  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

12. A.         ❒  Agent Name (If any): _______________________________________________________________

B.         ❒  File Number (If any): _______________________

C.         ❒  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

12. A.         ❒  Agent Name (If any): _______________________________________________________________

B.         ❒  File Number (If any): _______________________

C.         ❒  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

12. A.         ❒  Agent Name (If any): _______________________________________________________________

B.         ❒  File Number (If any): _______________________

C.         ❒  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

06

Series Information Block
This page being filed for
All Series:             ❒
Series No.:__________
If filing more than one
Page 7, “X” box:  ❒

For period ending: 12/31/10
File number: 811-22407

INDEPENDENT PUBLIC ACCOUNTANT

13. A.         ❒  Accountant Name (If any): ___________________________________________________________

B.         ❒  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

C.         ❒  Foreign Country: __________________________ Foreign Postal Code: _______________________

13. A.         ❒  Accountant Name (If any): ___________________________________________________________

B.         ❒  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

C.        ❒    Foreign Country: __________________________ Foreign Postal Code: _______________________

13. A.         ❒  Accountant Name (If any): ___________________________________________________________

B.         ❒  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

C.        ❒    Foreign Country: __________________________ Foreign Postal Code: _______________________

13. A.         ❒  Accountant Name (If any): ___________________________________________________________

B.         ❒  City: _________________________ State: ___________ Zip Code: __________ Zip Ext.:________

C.        ❒   Foreign Country: __________________________ Foreign Postal Code: _______________________

07

Series Information Block
This page being filed for
All Series:               ❒
Series No.:__________
If filing more than one
Page 8, “X” box:  ❒

For period ending: 12/31/10
File number: 811-22407

AFFILIATED BROKER/DEALER

14. A.         ❒  Broker/Dealer Name (If any): ________________________________________________________

B.         ❒  File Number:  8 - _______________________

14. A.         ❒  Broker/Dealer Name (If any): ________________________________________________________

B.         ❒  File Number:  8 - _______________________

14. A.         ❒  Broker/Dealer Name (If any): ________________________________________________________

B.         ❒  File Number:  8 - _______________________

14. A.         ❒  Broker/Dealer Name (If any): ________________________________________________________

B.         ❒  File Number:  8 - _______________________

14. A.         ❒  Broker/Dealer Name (If any): ________________________________________________________

B.         ❒  File Number:  8 - _______________________

08

Series Information Block
This page being filed for
All Series:            ❒
Series No.:__________
If filing more than one
Page 9, “X” box:  ❒

For period ending: 12/31/10
File number: 811-22407

CUSTODIAN/SUB-CUSTODIAN

15. A.         ❒  Custodian/Sub-custodian Name:_______________________________________________________

B.         ❒  Is this a Custodian or Sub-custodian? (C or S): ______________

C.         ❒  City: _________________________ State: __________ Zip Code: __________ Zip Ext. _________

D.         ❒  Foreign Country: ________________________ Foreign Postal Code: ________________________

E.         ❒  Mark one of the following with an “X”:

TYPE OF CUSTODY

Member Nat’l                                                             Foreign                 Insurance Co.
   Bank                        Sec. Exchg.                                   Self                 Custodian                          Sponsor
Sec. 17(f)(1)                                   Rule 17f-1                                                Rule 17f-2                                Rule 17f-5                           Rule 26a-2 Other

THE NEXT ITEM NUMBER IS 18

SCREEN NUMBER:  09
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18.	❒	Does Registrant’s/Series’ custodian(s) maintain some or all of Registrant’s/Series’ securities in a central depository or book-entry system pursuant to Rule 17f-4? (Y/N)_______________________________
Y/N

19.	Family of investment companies information:

A.	❒	Is Registrant part of a family of investment companies? (Y/N)_____________________________
Y/N

B.	❒	If “Y” (Yes), state the number of registered management investment companies in the family: ___
(NOTE: Count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number)

C.	❒	Identify the family using 10 letters: - - - - - - - - - -
(NOTE: In filing this form, use this identification consistently for all investment companies in the family including any unit investment trusts. This designation is for purposes of this form only.)

09

If filing more than one
Page 10, “X” box:  ❒

For period ending: 12/31/10
File number: 811-22407

PORTFOLIO TRANSACTIONS

20.      Brokerage commissions paid on portfolio transactions of Registrant:

List the 10 brokers which received the largest amount of brokerage commissions (excluding dealer concessions in underwritings) by virtue of direct or indirect participation in Registrant’s portfolio transactions, set forth in order of size of gross commissions during the current reporting period:

      Gross Commissions
           Name of Broker                                                                                IRS Number                                      Received from Registrant*

     ($000’s omitted)

____________________________________________________________________________________________

21.      Aggregate brokerage commissions paid by Registrant
during current reporting period ($000’s omitted):                                                                                                                $___________________*

*Value must be numeric, using no decimals.

If filing more than one Page 11, “X” box: ❒

For period ending: 12/31/10
File number: 811-22407

22.      Registrant’s portfolio transactions with entities acting as principals:

List the 10 entities acting as principals with whom Registrant did the largest amount of portfolio transactions (including all short-term obligations, and U.S. Gov’t & tax-free securities) in both the secondary market & in underwritten offerings set forth in order of size based upon total value of principal transactions during the current reporting period:  (FOR SERIES COMPANIES, ITEMS 22 & 23 MUST BE ANSWERED IN TOTAL FOR ALL SERIES)

Registrant sales
Registrant                                (excl. maturing
               Name of Entity                                                      IRS Number                               Purchases*                               securities)*

($000’s omitted)

____________________________________________________________________________________________

23.      Aggregate principal purchase/sale transactions of Registrant during current reporting period ($000’s omitted):

$___________________                                                $_____________
Total Purchases                                      Total Sales*

*Value must be numeric, using no decimals.

  o

Series Information Block This page being filed for All Series: ❒ Series No.:__________ If filing more than one Page 12, “X” box ❒

For period ending: 12/31/10
File number: 811-22407

24.    ❒   At the end of the current period, did the Registrant/Series hold any securities of its regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y/N) _____________________

[If answer is “N” (No), go to item 26.]

SCREEN NUMBER:  13

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25.   ❒    List below the information requested about Registrant’s/Series’ holdings of the securities of its regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:

Name of Regular Broker Or Dealer of Parent (Issuer)	IRS Number	Type of Security Owned D = debt E = equity	Value of any Securities owned At end of Current period ($000’s omitted)

:  o

Series Information Block
This page being filed for
All Series:                 ❒
Series No.:__________
If filing more than one
Page 13, “X” box ❒

For period ending: 12/31/10
File number: 811-22407

26.      ❒    Consideration which affected the participation of brokers or dealers or other entities in commissions or other compensation paid on portfolio transactions of Registrant:

(FOR SERIES COMPANIES THIS ITEM IS TO BE ANSWERED IN TOTAL FOR ALL SERIES)

Answer each of the following with “Y” or “N”.

Y/N

A.         Sales of registrant’s/Series’ shares ___________________________________________

B.         Receipt of investment research and statistical information _________________________

C.         Receipt of quotations for portfolio valuations ___________________________________

D.         Ability to execute portfolio transactions to obtain
best price and execution____________________________________________________

E.         Receipt of telephone line and wire services _____________________________________

F.         Broker or dealer which is an affiliated person ___________________________________

G.         Arrangement to return or credit part of all of
commissions or profits thereon: ______________________________________________

(i)        To investment adviser, principal underwriter, or
an affiliated person of either __________________________________________

(ii)        To Registrant ______________________________________________________

H.         Other ____________________________________________________________________

SCREEN NUMBER:  15

27.      ❒         Is Registrant/Series an open-end investment company? (Y/N) __________________________________

[If answer is “N” (No), go to item 45.]

Series Information Block
This page being filed for
All Series:                 ❒
Series No.:__________
If filing more than one
Page 14, “X” box ❒
For period ending: 12/31/10
File number: 811-22407

28.      Monthly sales and repurchases of Registrant’s/Series’ shares:

Month of Current Period	Total NAV of Shares Sold: New Sales (Incl. Exchanges) (000’s omitted)	Total NAV of Shares Sold: Reinv. Of Dividends & Distributions (000’s omitted)	Total NAV of Shares Sold: Other (000’s omitted)	Total NAV of Shares Redeemed and Repurchased (Incl. Exchanges) (000’s omitted)
A. First Month of Period	$______________	$____________	$____________	$______________
B. Second Month of Period	$______________	$____________	$____________	$______________
C. Third Month of Period	$______________	$____________	$____________	$______________
D. Fourth Month of Period	$______________	$____________	$____________	$______________
E. Fifth Month of Period	$______________	$____________	$____________	$______________
F. Sixth Month of Period	$______________	$____________	$____________	$______________
G. Total	$______________	$_____________	$______________	$______________

H. Total NAV of Registrant’s/Series’ share sales during the
     Period subject to a sales load ($000’s omitted)                                                                                                                                      $______________

:  o

Series Information Block
This page being filed for
All Series:                 ❒
Series No.:__________
If filing more than one
Page 15, “X” box ❒
For period ending: 12/31/10
File number: 811-22407

29.           ❒    Was a front-end sales load deducted from any share sales during the reporting period? (Y/N) _________________________________________________
Y/N
[If answer is “N” (No), go to item 34.]

30.       A.           Total front-end sales loads collected from sales (including exchanges) by principal underwriter or by any underwriter which is an affiliated person of the principal underwriter, of Registrant’s/Series’ shares during the current period ($000’s omitted) ____________________________________$______

B.           What is the maximum sales load rate in effect at the end of the period as a percentage
Of the offering price? ___________________________________________________%*

C.           What is the minimum sales load rate in effect at the end of the period as a percentage
Of the offering price?                                                                                                    ____%*

*Percentages must have format nn.nn (where n - integer).

SCREEN NUMBER:  18
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31.    A.           Net amount retained by Registrant’s/Series’ principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant’s/Series’ shares during the current period
($000’s omitted) ____________________________________________________$______

B.           Amount by which payout by Registrant’s/Series’ principal underwriter or by any underwriter
Which is an affiliated person of the principal underwriter thereof to persons or entities selling
Registrant’s/Series’ shares exceeded that reported in Item 30 ($000’s omitted)
__________________________________________________________________$______

32.
Amount Registrant’s/Series’ principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter for selling Registrant’s/Series’ shares that were sold with a front-end sales load during current period ($000’s omitted) __________________________________$______

33.
Amount paid to a captive retail sales force of Registrant’s/Series principal underwriter or of any underwriter or dealer which is an affiliated person of the principal underwriter for selling Registrant’s shares that were sold with a front-end sales load during current period ($000’s omitted)

__________________________________________________________________________$______

:  o

Series Information Block
This page being filed for
All Series:                 ❒
Series No.:__________
If filing more than one
Page 16, “X” box ❒

For period ending: 12/31/10
File number: 811-22407

34.	❒	Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y/N) ____________________________________________
Y/N
[If answer is “N” (No), go to item 37.]

35.	Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of Registrant/Series shares ($000’s omitted) ________________________$______

36.	A. ❒	Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales load? ________________________________________________________
Y/N

B.	If answer to sub-item 36A is “N” (No), state the net amount Registrant/Series retained from deferred or contingent deferred sales loads ($000’s omitted) ____________$______

SCREEN NUMBER: 20
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37.	❒	Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y/N) ____________________________________________
Y/N
[If answer is “N” (No), go to item 39.]

38.	❒ Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant’s/Series’ shares during the current period ($000’s omitted) __________________________________________________________________$______

39.	❒	Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y/N) ____________________________________
Y/N

40.	❒	During the period, did the Registrant/Series have a plan of distribution adopted pursuant to Rule 12b-1? (Y/N) _________________________________________________
Y/N
[If answer is “N” (No), go to item 45.]

41.	❒	During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y/N) ___________________________________________________
Y/N

[If answer is “N” (No), go to item 44.]

 box

Series Information Block This page being filed for All Series: ❒ Series No.:__________ If filing more than one Page 17, “X” box ❒

For period ending: 12/31/10
File number: 811-22407

42.	For the current period, indicate the percentage of total dollars paid directly by the Registrant/Series under the 12b-1 plan for each of the following:

NOTE:                 Round to the nearest whole percent.

A.         Advertising ___________________________________________________________________%

B.         Printing and mailing of prospectuses to other than current shareholders ____________________%

C.         Payments to underwriters _________________________________________________________%

D.         Payments to broker or dealers ______________________________________________________%

E.         Direct payments to sales personnel __________________________________________________%

F.         Payments to banks and savings and loans _____________________________________________%

G.         Other uses, incl. Payments to the investment adviser separate from the advisory fee ___________%

H.         Unallocated payments made for a combination of such services ___________________________%

43.      Total amount paid directly by Registrant/Series pursuant to its 12b-1 plan ($000’s omitted) ___________%

44.	If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments to Registrant’s/Series’ 12b-1 plan, state the total amount of such payments ($000’s omitted) __	$__________

:  o
Series Information Block This page being filed for All Series: ❒ Series No.:__________ If filing more than one Page 18, “X” box ❒
For period ending: 12/31/10
File number: 811-22407

CONTRACTS

45.      ❒         Did Registrant/Series have an advisory contract during the period?  (Y/N) ______________________
Y/N
[If answer is “N” (No), go to item 55.]

46.      ❒         Did Registrant/Series pay more than one investment adviser directly for investment advice during the period?  (Y/N) _____________________________________________________________
Y/N
[If answer is “Y” (Yes), answer items 47-52 in the aggregate for all such investment advisers.]

47.      ❒         Was Registrant’s/Series’ advisory fee based solely on a percentage of its assets?  (Y/N) ____________
Y/N

48.      ❒         If answer to 47 is “Y” (Yes), fill in the table or the single fee rate based on the advisory contract:  SINGLE FEE RATE ______________________________________________________%*

STEP:	ASSET VALUE ($000’s omitted)	ANNUAL FEE RATE*
A. first -- B. of next -- C. of next -- D. of next -- E. of next -- F. of next -- G. of next -- H. of next -- I. of next -- J. of next -- K. maximum --	$________ $________ $________ $________ $________ $________ $________ $________ $________ $________ $________	________% ________% ________% ________% ________% ________% ________% ________% ________% ________% ________%
*Fields must be of the format n.nnn (where n = integer).

Series Information Block This page being filed for All Series: ❒ Series No.:__________ If filing more than one Page 47, “X” box ❒

:  o
For period ending: 12/31/10
File number: 811-22407

ADVISORY FEE

49.      ❒         Was Registrant’s/Series’ advisory fee during the period based solely on a percentage of its income?  (Y/N) ______________________________________________________________
Y/N

50.      ❒         Was Registrant’s/Series’ advisory fee during the period based on some combined percentage of its income and assets?  (Y/N) ______________________________________________________
Y/N

51.      ❒         Was Registrant’s/Series’ advisory fee during the period based in whole or in part on its investment performance?  (Y/N) ______________________________________________________
Y/N

52.      ❒         Was Registrant’s/Series’ advisory fee during the period based in whole or in part upon the assets, income or performance of other registrants?  (Y/N) __________________________________
Y/N

53.      A.         ❒         Were the expenses of the Registrant/Series limited or reduced at any time during the period by some agreement or understanding other than by blue sky laws?  (Y/N) _________________
Y/N

If 53A is “Y” (Yes), was limitation that applied during current period based upon:

B.           ❒  Assets?                      _______
Y/N

C.           ❒  Income?                      _______
Y/N

Series Information Block This page being filed for All Series: ❒ Series No.:__________ If filing more than one Page 20, “X” box ❒
For period ending: 12/31/10
File number: 811-22407

54.      ❒         Indicate below whether services were supplied or paid for wholly or in substantial part by investment adviser(s) or administrator(s) in connection with the advisory or administrative contract(s) but for which the adviser(s) or administrator(s) are not reimbursed by the Registrant:
Y/N

A.         Occupancy and office rental ___________________________________________________

B.         Clerical and bookkeeping services ______________________________________________

C.         Accounting services _________________________________________________________

D.         Services of independent auditors _______________________________________________

E.         Services of outside counsel ____________________________________________________

F.         Registration and filing fees ____________________________________________________

G.         Stationery, supplies and printing ________________________________________________

H.         Salaries & compensation of Registrant’s interested directors __________________________

I.         Salaries & compensation of Registrant’s disinterested directors ________________________

J.         Salaries & compensation of Registrant’s officers who are not directors __________________

K.         Reports to current shareholders __________________________________________________

L.         Determination of offering and redemption prices ____________________________________

M.         Trading department ____________________________________________________________

N.         Prospectus preparation and printing for current shareholders ____________________________

O.         Other ________________________________________________________________________

Series Information Block This page being filed for All Series: ❒ Series No.:__________ If filing more than one Page 21, “X” box ❒

For period ending: 12/31/10
File number: 811-22407

55.	Did Registrant/Series have any of the following outstanding at any time during the current period which exceeded 1% of aggregate net assets? ❒	_______
Y/N

A.	❒	Overdrafts __________________________________________________________	_______

B.	❒	Bank loans __________________________________________________________	_______

56.	❒	During the period, did the Registrant’s/Series’ investment adviser(s) have advisory clients other than investment companies ______________________________________________________________

57.	❒	Did the Registrant/Series adjust the number of its shares outstanding by means of a stock split or stock dividend? ____________________________________________________________________

SCREEN NUMBER 26
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CLASSIFICATION

58.	❒	A.	Is Registrant/Series a separate account of an insurance company? (Y/N) __________	_______
Y/N
If answer is “Y” (Yes), are any of the following types of contracts funded by the Registrant:

B.	❒	Variable annuity contracts? (Y/N) _________________________________________	_______

C.	❒	Scheduled premium variable life contracts? (Y/N) _____________________________	_______

D.	❒	Flexible premium variable life contracts? (Y/N) _______________________________	_______

E.	❒	Other types of insurance products registered under the Securities Act of 1933? (Y/N) _	_______

59.	❒	Is Registrant/Series a management investment company? (Y/N) _______________________	_______
Y/N

60.	❒	A.	Was Registrant/Series a diversified investment company at any time during the period? (Y/N) _____________________________________________________________
Y/N

B.	❒	Is Registrant/Series a diversified investment company as of the end of the reporting period? _____________________________________________________________________
Y/N

61.	❒	What is the lowest minimum initial investment required by Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser, principal underwriter or other affiliated entity? ____________________________________$______

Series Information Block This page being filed for All Series: ❒ Series No.:__________ If filing more than one Page 22, “X” box ❒

For period ending: 12/31/10
File number: 811-22407

62.	A.	Does Registrants/Series invest primarily in debt securities, including convertible debt securities, options and futures on debt securities or indices of debt securities? (Y/N) _______________________
Y/N
[If answer is “N” (No), go to item 66.]

If answer is “Y” (Yes), state the percentage of net assets in each type at the end of the current period:

Short-Term Maturities*

B.	U.S. Treasury% _____________________________________________________________	_____%

C.	U.S. Government Agency _____________________________________________________	_____%

D.	Repurchase agreements _______________________________________________________	_____%

E.	State and municipal tax-free ____________________________________________________	_____%

F.	Bank Certificates of deposit -- domestic __________________________________________	_____%

G.	Bank Certificates of deposit -- foreign ____________________________________________	_____%

H.	Bankers acceptances __________________________________________________________	_____%

I.	Commercial paper taxable _____________________________________________________	_____%

J.	Time deposits _______________________________________________________________	_____%

K.	Options ____________________________________________________________________	_____%

L.	All other ___________________________________________________________________	_____%

Intermediate & Long-Term Maturities*

M.	U.S. Treasury _______________________________________________________________	_____%

N.	U. S. Government Agency _____________________________________________________	_____%

O.	State and Municipal tax-free ___________________________________________________	_____%

P.	Corporate _________________________________________________________________	_____%

Q.	All other __________________________________________________________________	_____%

R.	Investments other than debt securities ___________________________________________	_____%

*Percentages must be in the form nnn.n (where n = integer).

Series Information Block This page being filed for All Series: ❒ Series No.:__________ If filing more than one Page 23, “X” box ❒

For period ending: 12/31/10
File number: 811-22407

63.	State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr., in years to one decimal place:
A.	_______ days

B.	_______ years*

64.	A.	❒	Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y/N) ________________________
Y/N
[If answer is “N” (No), go to item 66.]

B.	❒	Is the insurer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) _________________________
Y/N
[If answer is “N” (No), go to item 66.]

65.	❒	In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y/N) ________________________________
Y/N

*Must be of the format nn.n (where n = integer).

Series Information Block This page being filed for All Series: ❒ Series No.:__________ If filing more than one Page 24, “X” box ❒

For period ending: 12/31/10
File number: 811-22407

66.	A.	Is the Registrant/Series a fund that usually invests in equity securities, options and futures on equity securities, indices of equity securities or securities convertible into equity securities? (Y/N) ___________________________________________________________________
Y/N

[If answer is “N” (No), go to item 67, Otherwise, place a “Y” on the line below which best describes its primary investment objective (place an “N on other lines):]
Y/N

B.	❒	Aggressive capital appreciation ____________________________________________	_______

C.	❒	Capital appreciation _____________________________________________________	_______

D.	❒	Growth _______________________________________________________________	_______

E.	❒	Growth and income _____________________________________________________	_______

F.	❒	Income _______________________________________________________________	_______

G.	❒	Total return ___________________________________________________________	_______

67.	❒	Is the Registrant/Series a balanced fund? (Y/N) ____________________________________	_______
Y/N

68.	Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:

A.	❒	The securities of issuers engaged primarily in the production or distribution of precious metals? (Y/N) ________________________________________________________________
Y/N

B.	❒	The securities of issuers located primarily in countries other than the
United States’? (Y/N) __________________________________________________________
Y/N

69.	❒	Is the Registrant/Series an index fund? (Y/N) ______________________________________	_______
Y/N

Series Information Block This page being filed for All Series: ❒ Series No.:__________ If filing more than one Page 25, “X” box ❒

  o
For period ending: 12/31/10
File number: 811-22407

70.	❒	Investment practices.

Answer “Y” (Yes) or “N” (No) to the following:
Activity	Permitted By Investment Policies? Y/N	If permitted by Investment policies, engaged in during the reporting period? Y/N
A.  Writing or investing in repurchase agreements __________

B.  Writing or investing in options on equities _____________

C.  Writing or investing in options on debt securities ________

D.  Writing or investing in options on stock indices _________

E.  Writing or investing in interest rate futures _____________

F.  Writing or investing in stock index futures _____________

G.  Writing or investing in options on futures _____________

H.  Writing or investing in options on stock index futures ____

I.  Writing or investing in other commodity futures _________

J.  Investments in restricted securities ____________________

K.  Investments in shares of other investment companies _____

L.  Investments in securities of foreign issuers _____________

M.  Currency exchange transactions _____________________

N.  Loaning portfolio securities _________________________

O.  Borrowing of money ______________________________

P.  Purchases/sales by certain exempted affiliated persons ____

Q.  Margin purchases _________________________________

R.  Short selling _____________________________________

	__________ __________ __________ __________ __________ __________ __________ __________ __________ __________ __________ __________ __________ __________ __________ __________ __________ __________	__________ __________ __________ __________ __________ __________ __________ __________ __________ __________ __________ __________ __________ __________ __________ __________ __________ __________

Series Information Block This page being filed for All Series: ❒ Series No.:__________ If filing more than one Page 26, “X” box ❒

  o

For period ending: 12/31/10
File number: 811-22407

71.	Portfolio turnover rate for the current reporting period:

A.	Purchases ($000’s omitted) _________________________________________________	$______

B.	Sales [including all maturities] ($000’s omitted) _________________________________	$______

C.	Monthly average value of portfolio ($000’s omitted) _____________________________	$______

D.	Percent turnover (Use the lesser of 71A or 71B divided by 71C) ____________________	_____%

NOTE: 71D should be a whole number; round if necessary.

FINANCIAL INFORMATION

72.	A.	How many months do the answers to items 72 and 73 cover? ____________________	_______ Months

For period covered by this form
($000’s omitted)

INCOME

B.	Net interest income ________________________________________________________	$______

C.	Net dividend income _______________________________________________________	$______

D.	Account maintenance fees ___________________________________________________	$______

E.	Net other income __________________________________________________________	$______

EXPENSES

F.	Gross advisory fees ________________________________________________________	$______

G.	Gross administrator(s) fees __________________________________________________	$______

H.	Salaries and other compensation (negative answer allowed) ________________________	$______

Series Information Block This page being filed for All Series: ❒ Series No.:__________ If filing more than one Page 27, “X” box ❒

  o
For period ending: 12/31/10
File number: 811-22407

FINANCIAL INFORMATION (Cont.)	For period covered by this form
($000’s omitted)

Expenses (negative answers allowed)
I.	Shareholder servicing agent fees ____________________________________________	$______

J.	Custodian fees __________________________________________________________	$______

K.	Postage ________________________________________________________________	$______

L.	Printing expenses ________________________________________________________	$______

M.	Director’s fees __________________________________________________________	$______

N.	Registration fees _________________________________________________________	$______

O.	Taxes __________________________________________________________________	$______

P.	Interest _________________________________________________________________	$______

Q.	Bookkeeping fees paid to anyone performing this service __________________________	$______

R.	Auditing fees _____________________________________________________________	$______

S.	Legal fees ________________________________________________________________	$______

T.	Marketing/distribution payments including payments pursuant to a
Rule 12b-1 plan ____________________________________________________________$______

U.	Amortization of organization expenses __________________________________________	$______

V.	Shareholder meeting expenses _________________________________________________	$______

W.	Other expenses _____________________________________________________________	$______

X.	Total expenses _____________________________________________________________	$______

Series Information Block This page being filed for All Series: ❒ Series No.:__________ If filing more than one Page 28, “X” box ❒

:  o
For period ending: 12/31/10
File number: 811-22407

FINANCIAL INFORMATION (Cont.)	For period covered by this form
($000’s omitted)

EXPENSES (Negative answers are allowed on this screen for 72Z only)

Y.	Expense reimbursements __________________________________________________	$______

Z.	Net investment income ___________________________________________________	$_____*

AA.	Realized capital gains ____________________________________________________	$______

BB.	Realized capital losses ____________________________________________________	$______

CC.	1.	Net unrealized appreciation during the period _____________________________	$______

2.	Net unrealized depreciation during the period _____________________________	$______

DD.	1.	Total income dividends for which record date passed during the period _________	$______

2.	Dividends for a second class of open-end company shares ____________________	$______

EE.	Total capital gains distributions for which record date passed during the period _________	$______

73.	Payments per share outstanding during the entire current period:

A.	1.	Dividends from net investment income ____________________________________	$____**

2.	Dividends for a second class of open-end company shares _____________________	$____**

NOTE: Show in fractions of a cent if so declared.

B.	Distributions of capital gains __________________________________________________	$____**

C.	Other distributions __________________________________________________________	$______

*Negative answer permitted in this field.

**Items 73A and 73B should be of the form nnn.nnnn (where n = integer).

Series Information Block This page being filed for All Series: ❒ Series No.:__________ If filing more than one Page 29, “X” box ❒

:  o
For period ending: 12/31/10
File number: 811-22407

As of the end of current reporting
period ($000’s omitted except
74.	Condensed balance sheet data	for per share amounts)

A.	Cash _____________________________________________________________________	$______

B.	Repurchase agreements ______________________________________________________	$______

C.	Short-term debt securities other than repurchase agreements _________________________	$______

D.	Long-term debt securities including convertible debt _______________________________	$______

E.	Preferred, convertible preferred and adjustable rate preferred stock ____________________	$______

F.	Common stock _____________________________________________________________	$______

G.	Options on equities _________________________________________________________	$______

H.	Options on all futures _______________________________________________________	$______

I.	Other investments __________________________________________________________	$______

J.	Receivables from portfolio instruments sold _____________________________________	$______

K.	Receivables from affiliated persons ____________________________________________	$______

L.	Other receivables ___________________________________________________________	$______

M.	All other assets ____________________________________________________________	$______

N.	Total assets _______________________________________________________________	$______

Series Information Block This page being filed for All Series: ❒ Series No.:__________ If filing more than one Page 30, “X” box ❒

:  o

For period ending: 12/31/10
File number: 811-22407

As of the end of current reporting
period ($000’s omitted except
Condensed balance sheet data (Cont.)	for per share amounts and number of accounts)

O.	Payables for portfolio instruments purchased ______________________________________	$______

P.	Amounts owed to affiliated persons _____________________________________________	$______

Q.	Senior long-term debt ________________________________________________________	$______

R.	Other liabilities _____________________________________________________________	$______

1.	Reverse repurchase agreements ___________________________________________	$______

2.	Short sales ____________________________________________________________	$______

3.	Written options ________________________________________________________	$______

4.	All other liabilities ______________________________________________________	$______

S.	Senior equity _______________________________________________________________	$______

T.	Net assets of common shareholders ______________________________________________	$______

U.	1.	Number of shares outstanding _____________________________________________	$______

2.	Number of shares outstanding of a second class of open-end company shares _______	$______

V.	1.	Net asset value per share (to nearest cent) ___________________________________	$_____*

2.	Net asset value per share of a second class of open-end company shares
(to nearest cent) ________________________________________________________$_____*

W.	Mark-to-market net asset value per share for money market funds only
(to four decimals) ____________________________________________________________$____**

X.	Total number of shareholder accounts ____________________________________________	$______

Y.	Total value of assets in segregated accounts _______________________________________	$______

*Negative answer permitted in this field.
**Value must be of the form nnn.nnnn (where n= integer)

Series Information Block This page being filed for All Series: ❒ Series No.:__________ If filing more than one Page 31, “X” box ❒

For period ending: 12/31/10
File number: 811-22407

75.	Average net assets during the current reporting period ($000’s omitted). Answer only one:

A.	Daily average (for money market funds) ________________________________________	$______

B.	Monthly average (for all other funds) ___________________________________________	$______

76.	Market price per share at end of period (closed-end funds only) ____________________________	$_____*

*Price per share should be of the form nnnnn.nn (where n = integer).

If filing more than one Page 32, “X” box: ❒

:  o
For period ending: 12/31/10
File number: 811-22407

77.	A.	Is the Registrant filing any of the following attachments with the current filing of Form N-SAR?
(ANSWER FOR ALL SERIES AS A GROUP) ________________________________________
Y/N

NOTE: If answer is “Y” (Yes), mark those items below being filed as an attachment to this form or
incorporated by reference.	_______
Y/N

B.	Accountant’s report on internal control _________________________________________	_______

C.	Matters submitted to a vote of security holders ___________________________________	_______

D.	Policies with respect to security investments _____________________________________	_______

E.	Legal proceedings __________________________________________________________	_______

F.	Changes in security for debt __________________________________________________	_______

G.	Defaults and arrears on senior securities _________________________________________	_______

H.	Changes in control of Registrant _______________________________________________	_______

I.	Terms of new or amended securities ____________________________________________	_______

J.	Revaluation of assets or restatement of capital share account _________________________	_______

K.	Changes in Registrant’s certifying accountant _____________________________________	_______

L.	Changes in accounting principles and practices ____________________________________	_______

M.	Mergers ___________________________________________________________________	_______

N.	Actions required to be reported pursuant to Rule 2a-7 _______________________________	_______

O.	Transactions effected pursuant to Rule 10f-3 ______________________________________	_______

P.	Information required to be filed pursuant to existing exemptive orders __________________	_______

Attachment Information (Cont. on Screen 39)

If filing more than one Page 33, “X” box: ❒

For period ending: 12/31/10
File number: 811-22407

Attachment Information (Cont. from Screen 38)

77.	Q.	1.	Exhibits ____________________________________________________________	_______
Y/N

2.	Any information called for by instructions to sub-item 77Q2 ___________________	_______
Y/N

3.	Any information called for by instructions to sub-item 77Q3 ___________________	_______
Y/N

78.	❒	Does the Registrant have any wholly-owned investment company subsidiaries whose operating &
financial data are consolidated with that of Registrant in this report? (Y/N) ____________________
[If answer is “N” (No), go to item 80]	Y/N

SCREEN NUMBER 39:

-------------------------------------------------------------------------------------------------------------------------------------------

79.	❒	List the “811” numbers and names of Registrant’s wholly-owned investment company subsidiaries consolidated in this report.

811 Number	Subsidiary Name__________________________________________________

Series Information Block This page being filed for All Series: ❒ Series No.:__________ If filing more than one Page 34, “X” box ❒

 o
For period ending: 12/31/10
File number: 811-22407

ANNUAL SUPPLEMENT

Screens 40 & 41 are to be filed only once each year at the end of the Registrant’s/Series’ fiscal year.

80.	Fidelity bond(s) in effect at the end of the period:

A.	❒	Insurer Name:

B.	❒	Second Insurer:

C.	❒	Aggregate face amount of coverage for Registrant/Series on all bonds on which it is named as an insured ($000’s omitted): _________________________________________$______

81.	A.	❒	Is the bond part of a joint fidelity bond(s) shared with other investment companies or other entities? (Y/N) ________________________________________________________
Y/N

B.	❒	If the answer to 81A is “Y” (Yes), how many other investment companies or other entities are covered by the bond?

NOTE:	Count each series as a separate investment company. ______________________________	_______

82.	A.	❒	Does the mandatory coverage of the fidelity bond have a deductible? (Y/N) _______	_______
Y/N

B.	❒	If the answer to 82A is “Y” (Yes), what is the amount of the deductible? ($000’s omitted) $_____

Series Information Block This page being filed for All Series: ❒ Series No.:__________ If filing more than one Page 35, “X” box ❒

For period ending: 12/31/10
File number: 811-22407

83.	A.	❒	Were any claims with respect to this Registrant/Series filed under the bond during the period? (Y/N) ______________________________________________________________
Y/N

B.	❒	If the answer to 83A is “Y” (Yes), what was the total mount of such claims(s)?
($000’s omitted) ______________________________________________________$______

84.	A.	❒	Were any losses incurred with respect to this Registrant/Series that could have been filed as a claim under the fidelity bond but were not? (Y/N) __________________________
Y/N

B.	❒	If the answer to sub-item 84A is “Y” (Yes), what was the total amount of such losses?
($000’s omitted) ______________________________________________________$______

85.	A.	❒	Are Registrant’s/Series’ officers and directors covered as officers and directors of
Registrant/Series under any errors and omissions insurance policy owned by the
Registrant/Series or anyone else? (Y/N) __________________________________________
Y/N

B.	❒	Were any claims filed under such policy during the period with respect to Registrant/
Series (Y/N) _________________________________________________________________
Y/N

If filing more than one Page 36, “X” box: ❒

For period ending: 12/31/10
File number: 811-22407

CLOSED-END INVESTMENT COMPANIES

86.	Sales repurchases and redemptions of Registrant’s securities:

Class	Number of Shares or Principal Amount of Debt ($000’s omitted)	Net Consideration Received or Paid ($000’s omitted)
Common Stock: A. ❒ Sales B. ❒ Repurchases Preferred Stock: C. ❒ Sales D. ❒ Repurchases and redemptions Debt Securities: E. ❒ Sales F. ❒ Repurchases and redemptions	__________ __________ __________ __________ __________ __________	$__________ $__________ $__________ $__________ $__________ $__________

SCREEN NUMBER 43:
-------------------------------------------------------------------------------------------------------------------------------------------
87.	Securities of Registrant registered on a national securities exchange or listed on NASDAQ:

Title of each class of securities	CUSIP or NASDAQ No.	Ticker Symbol
A. ❒______________________ B. ❒ ______________________ C. ❒ _______________________	___________ ___________ ____________	______ ______ ______

88.	Did Registrant have any of the following outstanding which exceeded 1% of aggregate net assets at any time
during the period?	Y/N

A.	❒	Notes or bonds ________________________________________________________	_______

B.	❒	Uncovered options _____________________________________________________	_______

C.	❒	Margin loans __________________________________________________________	_______

D.	❒	Preferred stock _________________________________________________________	_______

If filing more than one Page 37, “X” box: ❒

For period ending: 12/31/10
File number: 811-22407

SMALL BUSINESS INVESTMENT COMPANIES

INVESTMENT ADVISER

89. A.         ❒  Adviser Name (If any): ______________________________________________________________

B.         ❒  File Number:  801 - ______________

C.         ❒  City: _________________________ State: __________ Zip Code: __________ Zip Ext. _________

     ❒  Foreign Country: ________________________ Foreign Postal Code: _________________________

89.      A.         ❒  Adviser Name (If any): ______________________________________________________________

B.         ❒  File Number:  801 - ______________

C.           City: _________________________ State: __________ Zip Code: __________ Zip Ext. _________

     ❒  Foreign Country: ________________________ Foreign Postal Code: _________________________

TRANSFER AGENT

90.      A.         ❒  Transfer Agent Name (If any): ________________________________________________________

B.         ❒  File Number:  _________ - __________

C.         ❒ City: _________________________ State: __________ Zip Code: __________ Zip Ext. _________

    o  Foreign Country: ________________________ Foreign Postal Code: _________________________

90.      A.         ❒  Transfer Agent Name (If any): ________________________________________________________

B.         ❒  File Number:  _________ - __________

C.       ❒    City: _________________________ State: __________ Zip Code: __________ Zip Ext. _________

    ❒  Foreign Country: ________________________ Foreign Postal Code: _________________________

INDEPENDENT PUBLIC ACCOUNTANT

91.      A.         ❒  Accountant Name (If any): ___________________________________________________________

B.         ❒  City: _________________________ State: __________ Zip Code: __________ Zip Ext. _________

C.         ❒  Foreign Country: ________________________ Foreign Postal Code: _________________________

90.      A.         ❒  Accountant Name (If any): ___________________________________________________________

B.         ❒  City: _________________________ State: __________ Zip Code: __________ Zip Ext. _________

C.         ❒  Foreign Country: ________________________ Foreign Postal Code: _________________________

one
If filing more than one Page 38, “X” box: ❒

For period ending: 12/31/10
File number: 811-22407

CUSTODIAN

92.      A.    ❒  Custodian: ________________________________________________________________________

B.         ❒  City: _________________________ State: __________ Zip Code: __________ Zip Ext. _________

C.         ❒  Foreign Country: ________________________ Foreign Postal Code: _________________________

D.	❒ Mark one of the following with an “X”:

TYPE OF CUSTODY

Bank Sec. 17(f)(1)	Member Nat’l Sec Exchg. Rule 17f-1	Self Rule 17f-2	Foreign Custodian Rule 17f-5	Insurance Co. Sponsor Rule 26a-2	Other

NOTE: If self-custody, give name of safekeeping depository and location of assets in sub-items 92A and 92B.

E.	❒	Does Registrant’s custodian maintain some or all of registrant’s securities in a central depository or book-entry system pursuant to Rule 17f-4? (Y/N) _____________________________________	________
Y/N

93.	❒	Does Registrant’s adviser(s) have advisory clients other than investment companies?
(Y/N) ___________________________________________________________________________
Y/N

94.	Family of investment companies information:

A.	❒	Is Registrant part of a family of investment companies? (Y/N) _________________	________
Y/N

B.	❒	If “Y” (Yes) state the number of registered management investment companies in the family:
______________________________________________________________________________________
(NOTE: count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number.)

C.	❒	Identify the family using 10 letters: ___ ___ ___ ___ ___ ___ ___ ___ ___ ___
(NOTE: In filing this form, use this identification consistently for all investment companies in the family including any unit investment trusts. This designation is for purposes of this form only.)

D.	❒	Is Registrant a wholly-owned subsidiary of a business development company (“BDC”)?
(Y/N) ______________________________________________________________________
Y/N

E.	❒	If “Y” (Yes), identify the BDC as follows:

BDC name:

File number: 2- or 33-

If filing more than one Page 39, “X” box: ❒

 o
For period ending: 12/31/10
File number: 811-22407

95.	Sales, repurchases, and redemptions of Registrant’s securities during the period:

Class of Security	Number of Shares or Principal Amount of Debt ($000’s omitted)	Net Consideration Received or Paid ($000’s omitted)
Common Stock: A. ❒ Sales B. ❒ Repurchases Preferred Stock: C. ❒ Sales D. ❒ Repurchases and redemptions Debt Securities: E. ❒ Sales F. ❒ Repurchases and redemptions	__________ __________ __________ __________ __________ __________	$__________ $__________ $__________ $__________ $__________ $__________

96.	Securities of Registrant registered on a National Securities Exchange or listed on NASDAQ:

Title of each class of securities	CUSIP or NASDAQ No.	Ticker Symbol
A. ❒_____________________ B. ❒ ______________________ C. ❒ _______________________	___________ ___________ ____________	______ ______ ______

If filing more than one Page 40, “X” box: ❒

For period ending: 12/31/10
File number: 811-22407

FINANCIAL INFORMATION

97.	A.	How many months do the answers to items 97 and 98 cover? ____________________	_______ Months

For period covered by this form
($000’s omitted)

INCOME

B.	Net interest income ________________________________________________________	$______

C.	Net dividend income _______________________________________________________	$______

D.	Account maintenance fees ___________________________________________________	$______

E.	Net other income __________________________________________________________	$______

EXPENSES

F.	Gross advisory fees ________________________________________________________	$______

G.	Gross administrator(s) fees __________________________________________________	$______
(Negative answers allowed for 97H through 97S)

H.	Salaries and other compensation ______________________________________________	$______

I.	Shareholder servicing agent fees ____________________________________________	$______

J.	Custodian fees __________________________________________________________	$______

K.	Postage ________________________________________________________________	$______

L.	Printing expenses ________________________________________________________	$______

M.	Director’s fees __________________________________________________________	$______

N.	Registration fees _________________________________________________________	$______

O.	Taxes __________________________________________________________________	$______

P.	Interest _________________________________________________________________	$______

Q.	Bookkeeping fees paid to anyone performing this service __________________________	$______

R.	Auditing fees _____________________________________________________________	$______

S.	Legal fees ________________________________________________________________	$______

If filing more than one Page 41, “X” box: ❒

 o

For period ending: 12/31/10
File number: 811-22407

Expenses (Negative answers allowed on this screen for	For period covered by this form
97T through 97W and 97Z only)	($000’s omitted)

T.	Marketing/distribution payments including payments pursuant to a
Rule 12b-1 plan ____________________________________________________________$______

U.	Amortization of organization expenses __________________________________________	$______

V.	Shareholder meeting expenses _________________________________________________	$______

W.	Other expenses _____________________________________________________________	$______

X.	Total expenses _____________________________________________________________	$______

Y.	Expense reimbursements __________________________________________________	$______

Z.	Net investment income ___________________________________________________	$_____*

AA.	Realized capital gains ____________________________________________________	$______

BB.	Realized capital losses ____________________________________________________	$______

CC.	1.	Net unrealized appreciation during the period _____________________________	$______

2.	Net unrealized depreciation during the period _____________________________	$______

DD.	Total income dividends for which record date passed during the period _______________	$______

EE.	Total capital gains distributions for which record date passed during the period _________	$______

98.	Payments per share outstanding during the entire current period:

A.	Dividends from net investment income _________________________________________	$____**

NOTE: Show in fractions of a cent if so declared.

B.	Distributions of capital gains _________________________________________________	$____**

C.	Other distributions _________________________________________________________	$______

NOTE: Show in fractions of a cent if so declared.

*Negative answer permitted in this field.
** Items 98A and 98B should be of the form mn.nnnn (where n = integer).

If filing more than one Page 42, “X” box: ❒

:  o
For period ending: 12/31/10
File number: 811-22407

As of the end of
current reporting
period (000’s
omitted except for
per share
number of
Accounts)

99.	Assets, liabilities, shareholders’ equity:

A.	Cash __________________________________________________________________	$______

B.	Repurchase agreements ______________________________________________________	$______

C.	Short-term debt securities other than repurchase agreements _________________________	$______

D.	Long-term debt securities including convertible debt _______________________________	$______

E.	Preferred, convertible preferred and adjustable rate preferred stock ____________________	$______

F.	Common stock _____________________________________________________________	$______

G.	Options on equities _________________________________________________________	$______

H.	Options on all futures _______________________________________________________	$______

I.	Other investments __________________________________________________________	$______

J.	Receivables from portfolio instruments sold _____________________________________	$______

K.	Receivables from affiliated persons ____________________________________________	$______

L.	Other receivables ___________________________________________________________	$______

M.	All other assets ____________________________________________________________	$______

N.	Total assets _______________________________________________________________	$______

:  o
If filing more than one Page 43, “X” box: ❒

For period ending: 12/31/10
File number: 811-22407

As of the end of
current reporting
period (000’s
omitted except for
per share
number of
Accounts)

O.	Payables for portfolio instruments purchased ______________________________________	$______

P.	Amounts owed to affiliated persons _____________________________________________	$______

Q.	Senior long-term debt ________________________________________________________	$______

R.	All other liabilities __________________________________________________________	$______

S.	Senior equity _______________________________________________________________	$______

T.	Net assets of common shareholders ______________________________________________	$______

U.	Number of shares outstanding __________________________________________________	$______

V.	Net asset value per share (to nearest cent) _________________________________________	$_____*

W.	Mark-to-market net asset value per share for money market funds only
(to four decimals) ____________________________________________________________$____**

X.	Total number of shareholder accounts ____________________________________________	$______

Y.	Total value of assets in segregated accounts _______________________________________	$______

100.	Monthly average net assets during current reporting period ($000’s omitted) ____________	$______

101.	Market price per share at end of period __________________________________________	$______

*Net asset value per share must be of the form nnn.nn (where n = integer).
**Value must be of the form nnn.nnnn (where n = integer).

If filing more than one Page 44, “X” box: ❒

For period ending: 12/31/10
File number: 811-22407

102.           A.           Is the Registrant filing any of the following attachments with the current filing of
Form N-SAR? _______________________________________________________________________
Y/N

NOTE:  If answer is “Y” (Yes), mark those items below being filed as an attachment ______________________
Y/N

B.	Matters submitted to a vote of security holders ___________________________________	_______

C.	Policies with respect to security investments _____________________________________	_______

D.	Legal proceedings __________________________________________________________	_______

E.	Changes in security for debt __________________________________________________	_______

F.	Defaults and arrears on senior securities _________________________________________	_______

G.	Changes in control of Registrant _______________________________________________	_______

H.	Terms of new or amended securities ____________________________________________	_______

I.	Revaluation of assets or restatement of capital share account _________________________	_______

J.	Changes in Registrant’s certifying accountant _____________________________________	_______

K.	Changes in accounting principles and practices ____________________________________	_______

L.	Mergers ___________________________________________________________________	_______

M.	Actions required to be reported pursuant to Rule 2a-7 _______________________________	_______

N.	Transactions effected pursuant to Rule 10f-3 ______________________________________	_______

O.	Information required to be filed pursuant to existing exemptive orders __________________	_______

Attachment Information (Cont. on Screen 53)

If filing more than one Page 45, “X” box: ❒

For period ending: 12/31/10
File number: 811-22407

Attachment Information (Cont. from Screen 52)

102. P.1.	Exhibits _______________________________________________________________	_______
Y/N

2.	Any information called for by instructions to sub-item 102P2 _____________________	_______
Y/N

3.	Any information called for by instructions to sub-item 102P3 _____________________	_______
Y/N

103.	❒	Does the Registrant have any wholly-owned investment company subsidiaries whose operating &
financial data are consolidated with that of Registrant in this report? (Y/N) ____________________
[If answer is “N” (No), go to item 80]	Y/N

[If answer is “N” (No), go to item 105]

104.	❒	List the “811” numbers and names of Registrant’s wholly-owned investment company subsidiaries consolidated in this report.

811 Number	Subsidiary Name__________________________________________________

If filing more than one Page 46, “X” box: ❒

For period ending: 12/31/10
File number: 811-22407

ANNUAL SUPPLEMENT

Page 53 is to be filed only once each year at the end of Registrant’s fiscal year.

105.	Fidelity bond(s) in effect at the end of the period:

A.	❒	Insurer Name:

B.	❒	Second Insurer:

C.	❒	Aggregate face amount of coverage for Registrant on all bonds on which it is named as an insured ($000’s omitted): _________________________________________$______

106.	A.	❒	Is the bond part of a joint fidelity bond(s) shared with other investment companies or other entities?______ ________________________________________________________
Y/N

B.	❒	If the answer to 106A is “Y” (Yes), how many other investment companies or other entities are covered by the bond? _____________________________________________________

NOTE:	Count each series as a separate investment company.

107.	A.	❒	Does the mandatory coverage of the fidelity bond have a deductible? ____________	_______
Y/N

B.	❒	If the answer to 107A is “Y” (Yes), what is the amount of the deductible? _________	$______

108. A.	Were any claims with respect to this Registrant filed under the bond during the period? _____________________________________________________________________
Y/N

B.	❒	If the answer to 108A is “Y” (Yes), what was the total amount of such claims(s)?____	$______

109.	A.	❒	Were any losses incurred with respect to this Registrant that could have been filed as a claim under the fidelity bond but were not? _________________________________
Y/N

B.	❒	If the answer to sub-item 108A is “Y” (Yes), what was the total amount of such losses?
($000’s omitted) ______________________________________________________$______

110.	A.	❒	Are Registrant’s officers and directors covered as officers and directors of Registrant under any errors and omissions insurance policy owned by the Registrant or anyone else? _______________________________________________________________________
Y/N

B.	❒	Were any claims filed under such policy during the period with respect to Registrant?	_______
Y/N

If filing more than one Page 47, “X” box: ❒

For period ending: 12/31/10
File number: 811-22407

UNIT INVESTMENT TRUSTS

111.  A.      ❒      Depositor Name: Transamerica Life Insurance Company

B.      ❒      File Number (If any):

C.      ❒      City: Cedar Rapids                                    State: Iowa                            Zip Code:52499                                       Zip Ext.:

   ❒      Foreign Country:                                                                         Foreign Postal Code:

111.  A.      ❒      Depositor Name:

B.      ❒      File Number (If any):

C.      ❒      City:                                    State:                            Zip Code:                                                 Zip Ext.:

     o      Foreign Country:                                                                         Foreign Postal Code:

112.  A.      ❒      Sponsor Name: Transamerica Life Insurance Company

B.      ❒     File Number (If any):

C.      ❒      City: Cedar Rapids                                    State: Iowa                           Zip Code: 52499                                                 Zip Ext.:

    ❒      Foreign Country:                                                                         Foreign Postal Code:

112.  A.      ❒      Sponsor Name:

B.      ❒      File Number (If any):

C.      ❒      City:                                    State:                            Zip Code:                                                 Zip Ext.:

     ❒      Foreign Country:                                                                         Foreign Postal Code:

If filing more than one Page 48, “X” box: ❒

For period ending: 12/31/10
File number: 811-22407

113.  A.      ❒      Trustee Name:

B.      ❒      City:                                    State:                            Zip Code:                                                 Zip Ext.:

     ❒      Foreign Country:                                                                         Foreign Postal Code:

113.  A.      ❒      Trustee Name:

B.      ❒      City:                                    State:                            Zip Code:                                                 Zip Ext.:

     o      Foreign Country:                                                                         Foreign Postal Code:

114.  A.     ❒     Principal Underwriter Name: Transamerica Capital, Inc.

B.      ❒      File Number 8-

C.      ❒      City: Denver                                    State: Colorado                            Zip Code: 80237                                      Zip Ext.:

                  ❒     Foreign Country:                                                                         Foreign Postal Code:

114.  A.      ❒      Principal Underwriter Name:

B.      ❒      File Number 8-

C.      ❒      City:                                    State:                            Zip Code:                                                 Zip Ext.:

     o      Foreign Country:                                                                         Foreign Postal Code:

115.  A.      ❒      Independent Public Accountant Name: Ernst & Young

B.      ❒      City: Des Moines                                    State: Iowa                            Zip Code: 50309                                       Zip Ext.:

                  ❒      Foreign Country:                                                                         Foreign Postal Code:

115.   A.      ❒      Independent Public Accountant Name:

B.       ❒      City:                                    State:                            Zip Code:                                                 Zip Ext.:

     ❒      Foreign Country:                                                                         Foreign Postal Code:

If filing more than one Page 49, “X” box: ❒

For period ending: 12/31/10
File number: 811-22407

116.         Family of investment companies information:

A.      ❒     Is Registrant part of a family of investment companies? (Y/N) N
Y/N
B.      ❒      Identify the family in 10 letters: __ __ __ __ __ __ __ __ __ __
(NOTE: In filing this form, use this identification consistently for all investment companies in family.  This designation is for purposes of this form only.)

117.  A.      ❒      Is Registrant a separate account of an insurance company? (Y/N) Y

If answer is “Y” (Yes), are any of the following types of contracts funded by the Registrant?

B.      ❒      Variable annuity contracts? (Y/N)                             N

C.      ❒      Scheduled premium variable life contracts? (Y/N) N

D.      ❒      Flexible premium variable life contracts? (Y/N) Y

E.      ❒      Other types of insurance products registered under the Securities Act of 1933? (Y/N) N

118.	❒	State the number of series existing at the end of the period that had securities registered
under the Securities Act of 1933	1

119.	❒	State the number of new series for which registration statements under the Securities Act
of 1933 became effective during the period	0

120.	❒	State the total value of the portfolio securities on the date of deposit for the new series
included in item 119 ($000’s omitted)	$

121.	❒	State the number of series for which a current prospectus was in existence at the end of the period. 1

122.	❒	State the number of existing series for which additional units were registered under the
Securities Act of 1933 during the current period 1

If filing more than one Page 50, “X” box: ❒

For period ending: 12/31/10
File number: 811-22407

123.	❒	State the total value of the additional units considered in answering item 122 ($000’s) omitted.	$0

124.	❒	State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000’s omitted)$0

125.	❒	State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of
all series of Registrant ($000’s omitted)	$0

126. ❒	Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000’s omitted)$0

127. ❒	List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of the date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any): $

		Number of Series Investing	Total Assets ($000’s omitted)	Total Income Distributions ($000’s omitted)
A.	U.S. Treasury direct issue	________	$____________	$____________
B.	U.S. Government agency	________	$____________	$____________
C.	State and municipal tax-free	________	$____________	$____________
D.	Public utility debt	________	$____________	$____________
E.	Brokers or dealers debt or debt of brokers’ or dealers’ parent	________	$____________	$____________
F.	All other corporate intermed. & long-term debt	________	$____________	$____________
G.	All other corporate short-term debt	________	$____________	$____________
H.	Equity securities of brokers or dealers or parents of brokers or dealers	________	$____________	$____________
I.	Investment company equity securities	________	$____________	$____________
J.	All other equity securities	1	$0	$0
K.	Other securities	________	$____________	$____________
L.	Total assets of all series of registrant	1	$0	$0 _

If filing more than one Page 51, “X” box: ❒

For period ending: 12/31/10
File number: 811-22407

128.	❒	Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed by an entity
other than the issuer? (Y/N)	N
Y/N
[If answer is “N” (No), go to item 131.]

129.	❒	Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
Y/N
[If answer is “N” (No), go to item 131.]

130.	❒	In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
Y/N

131.	Total expenses incurred by all series of Registrant during the current reporting period
($000’s omitted)	$0

132.	❒	List the “811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-22407	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-

SIGNATURES

This report has been signed below by the following persons on behalf of the registrant in the City of Cedar Rapids and the State of Iowa and in the capacities and on the dates indicated.

TRANSAMERICA LIFE INSURANCE COMPANY

By:  /s/ Harold Buckner
Senior Vice President
Transamerica Life Insurance Company

Date           March 1, 2011

Witness:

/s/ Kenneth Turnquist
Vice President
Transamerica Life Insurance Company